Certain transactions (Schedule of Fair Value of Consideration Transferred) (Details) - Clear Voice, Inc. $ in Thousands	1 Months Ended
Feb. 28, 2019 USD ($)
Business Acquisition [Line Items]
Cash paid	$ 11,786
Fair-value of contingent consideration	4,240
Retention bonus	(1,450)
Total fair value of consideration transferred	$ 14,576